Investment Objectives and Goals	Feb. 27, 2026
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California
Prospectus [Line Items]
Risk/Return [Heading]	The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Tax-Exempt Fund of New York®
Limited Term Tax-Exempt Bond Fund of America® (Class R6) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America® (Class R6) | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund® (Class R6) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Municipal Bond Fund®